Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank available on demand	£ 171,812	£ 179,817	£ 181,818
Cash held in short-term deposit accounts	22,766	66,062	10,811
Cash and cash equivalents in the statement of financial position	194,578	245,879
Cash at bank and short-term deposits within assets held for sale		12,442
Cash and cash equivalents in the statement of cash flows	£ 194,578	£ 258,321	£ 192,629